Depreciation Amortization and Impairment - Schedule of Impairment Assessment Process (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	113.00%	118.30%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recoverable Amount / Carrying Value	102.90%	102.00%